SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
SHARE CAPITAL

a)	Authorized

Unlimited number of common shares with no par value.

Unlimited number of preferred shares with no par value.

b)	Issued and Fully Paid

Common shares: 558,316,916 (December 31, 2017 – 552,547,616).

Preferred shares: nil (December 31, 2017 – nil).

The Company has a number of escrow agreements which arose from past transactions and the initial formation of the Company:

●	There were a total of 7,332,273 common shares of the Company held in escrow under the Escrow Value Security Agreement (“EVSA”) dated March 30, 2015. Under this agreement, 10% of the shares were released immediately and 15% were released every six months thereafter with the final release being on March 30, 2018. As at December 31, 2018, there were nil common shares of the Company in the EVSA escrow (December 31, 2017 – 1,099,842).

●	There were a total of 1,369,500 common shares of the Company held in escrow under the CPC Escrow Agreement (“CPC”) dated August 2, 2005. On March 30, 2015, 10% of the common shares were released and 15% were released every six months thereafter with the final release being March 30, 2018. As at December 31, 2018, there were nil common shares of the Company in the CPC escrow (December 31, 2017 – 194,425).

●	During the amalgamation of Tamaka on June 16, 2016, certain vendors deposited an aggregate of 29,658,290 First Mining shares received into escrow. Twenty percent of such escrowed shares were released from escrow on June 17, 2017, and an additional 20% will be released every six months thereafter, with the final tranche to be released on June 17, 2019. As at December 31, 2018 there were a total of 5,931,658 shares held in escrow as a result of the Tamaka transaction (December 31, 2017 – 17,794,974).

c)	Warrants

The movements in warrants during the years ended December 31, 2018 and 2017 are summarized as follows:

	Number	Weighted average exercise price
Balance as at December 31, 2016	50,938,672	$0.80
Warrants exercised	(1,245,263)	0.19
Balance as at December 31, 2017	49,693,409	$0.81
Warrants exercised	(5,131,300)	0.17
Warrants expired	(24,445,254)	0.80
Balance as at December 31, 2018	20,116,855	$0.99

The following table summarizes information about the warrants outstanding as at December 31, 2018:

Exercise price	Number of warrants outstanding	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$ 0.01 – 0.50	3,241,855	$0.42	2.31
$ 0.51 – 1.00	-	-	-
$ 1.01 – 1.50	16,875,000	1.10	0.59
	20,116,855	$0.99	0.87

d)	Stock Options

The Company has adopted a stock option plan that allows for the granting of incentive stock options to Directors, Officers, employees and certain consultants of the Company for up to 10% of the Company’s issued and outstanding common shares. Stock options granted under the plan may be subject to vesting provisions as determined by the Board of Directors. All options granted and outstanding are fully vested and exercisable, with the exception of the grants for certain employees in accordance with TSX regulations.

Effective December 10, 2018, the Board of Directors adopted the following vesting criteria on all future option grants:

●	25% vests immediately upon grant;

●	25% vests in 6 months following the date of the grant;

●	25% vests in 12 months following the date of the grant; and

●	25% vests in 18 months following the date of the grant.

The movements in stock options during the years ended December 31, 2018 and 2017 are summarized as follows:

	Number	Weighted average exercise price
Balance as at December 31, 2016	24,440,617	$0.67
Granted – February 10, 2017	10,630,000	0.85
Granted – March 13, 2017	250,000	0.95
Granted – September 25, 2017	150,000	0.66
Granted – October 16, 2017	150,000	0.62
Options exercised	(4,162,617)	0.43
Options expired	(850,000)	1.65
Balance as at December 31, 2017	30,608,000	$0.74
Granted – January 15, 2018	9,575,000	0.60
Granted – April 16, 2018	120,000	0.50
Granted – July 20, 2018	50,000	0.43
Granted – October 16, 2018	1,400,000	0.40
Granted – December 10, 2018	12,075,000	0.40
Options exercised	(638,000)	0.17
Options expired	(1,950,000)	1.27
Options forfeited	(2,975,000)	0.68
Balance as at December 31, 2018	48,265,000	$0.61

The weighted average closing share price at the date of exercise for the year ended December 31, 2018 was $0.38 (December 31, 2017 – $0.72).

The following table summarizes information about the stock options outstanding as at December 31, 2018:

	Options Outstanding			Options Exercisable
Exercise price	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$ 0.01 – 0.50	18,915,000	$0.40	3.91	9,858,750	$0.39	2.97
$ 0.51 – 1.00	29,350,000	0.74	2.64	29,350,000	0.74	2.64
	48,265,000	$0.61	3.14	39,208,750	$0.65	2.72

During the year ended December 31, 2018, there were 23,220,000 (2017 – 11,180,000 ) incentive stock option granted with an aggregate fair value of $5,116 (2017 – $5,534), or a weighted average fair value of $0.22 per option (2017 – $0.49). As at December 31, 2018, 9,056,250 (2017 – nil) incentive stock options remain unvested with an aggregate fair value of $876 (2017 - $nil).

Certain incentive stock options granted were directly attributable to exploration and evaluation expenditures on mineral properties and were therefore capitalized to mineral properties. In addition, certain incentive stock options were subject to vesting provisions. These two factors result in differences between the aggregate fair value of incentive stock options granted and total share-based payments expenses during the years. Total share-based payments expense during the years ended December 31, 2018 and 2017 was classified within the financial statements as follows:

	For the year ended December 31,
Statements of Net Loss:	2018	2017
General and administration	$2,254	$3,401
Exploration and evaluation	106	1,130
Investor relations and marketing communications	437	728
Corporate development and due diligence	235	238
Subtotal	$3,032	$5,497

	For the year ended December 31,
Statements of Financial Position:	2018	2017
Mineral Properties	$1,169	$55
Total	$4,201	$5,552

The fair value of the stock options recognized in the period has been estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended	Year ended
	December 31, 2018	December 31, 2017
Risk-free interest rate	1.91%	1.45%
Share price at grant date (in dollars)	$0.41	$0.85
Exercise price (in dollars)	$0.48	$0.85
Expected life (years)	5.00 years	5.00 years
Expected volatility(1)	70.87%	70.45%
Forfeiture rate	2.64%	0.00%
Expected dividend yield	Nil	Nil

(1)	The computation of expected volatility prior to the December 10, 2018 option grant was based on the historical volatility of comparable companies from a representative peer group of publicly traded mineral exploration companies. Commencing December 10, 2018, the computation of expected volatility was based on the Company’s historical price volatility, over a period which approximates the expected life of the option.